RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

At December 31, 2011 and 2010, the balances of current receivables from related parties were $57 and $150, and balances of current payable to related parties were $1,158 and $190, respectively.

At December 31, 2011 and 2010 the balances of noncurrent receivables from related parties were as follows:

	At December 31,
	2011	2010
Puertos del Sur S.A. and OTS S.A. (1)	$6,478	$5,378

(1)   Includes $2,280, which corresponds to a loan that accrues interest at a nominal interest rate of 7% per year, payable semi-annually.

Voyage expenses paid to related parties

For the three years ended December 31, 2011, the voyage expenses paid to related parties were as follows:

	For the years ended December 31,
	2011	2010	2009

Commercial commissions (1)	$1,147	$1,101	$448
Agency fees (2)	3,475	441	171
Total	$4,622	$1,542	$619

(1)	Commercial commissions

Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis beginning on June 25, 2003 and ending on June 25, 2013.

(2)	Agency fees

Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. companies of the same control group as Inversiones Los Avellanos S.A., have agreed to perform the duties of port agent for us in Argentina.

Operations in OTS S.A.'s terminal

UABL Paraguay, our subsidiary in the River Business, operates the terminal that pertains to OTS S.A., a 50% owned company.

For the three years ended December 31, 2011, UABL Paraguay S.A. paid to OTS S.A. $1,057, $991 and $1,023, respectively, for this operation.